SHARE-BASED COMPENSATION	12 Months Ended
Oct. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 10: SHARE-BASED COMPENSATION

The Company recognizes compensation expense for stock option grants over the requisite service period for vesting of the award.

Stock Options consist of the following for the years ended October 31, 2014 and 2013, after taking into account a 200 for 1 reverse stock split:

Weighted
		Weighted		average
		average	Aggregate	remaining
	Number of	exercise	intrinsic	contractual
	options	price	value	term (years)

Outstanding at October 31, 2012	4,000	$50.00	$-	0.94
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	3,000	-	-	-

Outstanding at October 31, 2013	1,000	50.00	-	1.00
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	1,000	50.00	-	1.00

Outstanding at October 31, 2014	-	$-	$-	-

The aggregate intrinsic value in the table above represents the difference between the closing stock price on October 31, 2014 and the exercise price, multiplied by the number options at October 31, 2014.  There were no options exercised during the years ended October 31, 2014 and 2013 and as of October 31, 2014 all options have expired.